Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.
For the year ended December 31, 2022, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):
Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Emerging Markets Index Fund	10	—	—	10
JNL Multi-Manager Alternative Fund	126	1	11	114
JNL Multi-Manager Mid Cap Fund	53	—	3	50
JNL/AB Sustainable Global Thematic Fund	1	—	1	—
JNL/BlackRock Global Allocation Fund	1,093	334	759	—
JNL/BlackRock Global Natural Resources Fund	537	527	10	—
JNL/BlackRock Large Cap Select Growth Fund	279	208	71	—
JNL/ClearBridge Large Cap Growth Fund	11	—	—	11
JNL/First Sentier Global Infrastructure Fund	290	271	19	—
JNL/Franklin Templeton Income Fund	158	—	104	54
JNL/GQG Emerging Markets Equity Fund	277	67	62	148
JNL/Invesco Diversified Dividend Fund	343	97	246	—
JNL/Invesco Global Growth Fund	1,024	—	839	185
JNL/JPMorgan Global Allocation Fund	414	43	264	107
JNL/Mellon World Index Fund	107	45	8	54
JNL/MFS Mid Cap Value Fund	27	—	27	—
JNL/T. Rowe Price Balanced Fund	173	42	91	40
JNL/T. Rowe Price Established Growth Fund	63	—	—	63
JNL/T. Rowe Price Mid-Cap Growth Fund	24	—	—	24
JNL/T. Rowe Price Value Fund	353	138	152	63
JNL/WMC Balanced Fund	664	543	1	120
JNL/WMC Global Real Estate Fund	192	18	147	27